Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of preparation and accounting policies
2.	Basis of preparation and accounting policies

2.1	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis except as disclosed in the accounting policy below.

The consolidated financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest thousand (“RMB’000”) except when otherwise indicated.

Translation of amounts from Renminbi to US Dollar (“USD”) is solely for the convenience of the reader. Translation of amounts from Renminbi to US Dollar has been made at the rate of RMB 6.6901 = US$1.00, the rate quoted by the People’s Bank of China at the close of business on February 28, 2019 and all values are rounded to the nearest thousand (“US$’000”) except when otherwise indicated.

The consolidated financial statements provide comparative information in respect of the previous period. In addition, the Group presents an additional statement of financial position at the beginning of the preceding period when there is a retrospective application of an accounting policy, a retrospective restatement, or a reclassification of items in financial statements. An additional statement of financial position as at January 1, 2017 is presented in these consolidated financial statements due to the retrospective application of accounting policies as a result of the adoption of new accounting standards. See Note 2.4.

2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (the “Group”) as at December 31, 2018. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.3	Summary of significant accounting policies

(a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognised in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognised in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(b)	Investments in associates and joint ventures

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associates and joint ventures are accounted for using the equity method.

Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of profit or loss reflects the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, then recognizes the loss within “Share of (loss)/profit of associates and joint ventures, net of tax” in the statement of profit or loss.

Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

(c)	Current versus non-current classification

The Group presents assets and liabilities in statement of financial position based on current/non-current classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in normal operating cycle

•	Held primarily for the purpose of trading

•	Expected to be realized within twelve months after the reporting period, or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in normal operating cycle

•	It is held primarily for the purpose of trading

•	It is due to be settled within twelve months after the reporting period, or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

(d)	Fair value measurement

The Group measures financial instruments, such as quoted equity securities, bill receivables and derivatives, at fair value at each balance sheet date. Fair value related disclosures for financial instruments that are measured at fair value are summarized in the following notes:

•	Quoted equity securities	Note 34

•	Bills receivables	Note 34

•	Foreign exchange forward contract	Note 34

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or

•	In the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 34.

(e)	Foreign currency translation

The Company’s functional currency is US Dollar. The Group’s consolidated financial statements are presented in Renminbi, which is also the functional currency of Yuchai, the largest operating segment of the Group.

Each entity in the Group determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of the hedge of the Group’s net investment of a foreign operation. These are recognized in OCI until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into RMB at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

(f)	Revenue from Contracts with Customers

Revenue is recognized when the Group satisfies a performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the good or service. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.

Sale of engines

Revenue from sale of engines is recognised when the engines are delivered to the customer and all criteria for acceptance have been satisfied.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated (e.g. warranties).

Service-type warranty

The Group provides certain warranties for both general repairs and maintenance service as part of the sales of engines. For general repairs, such warranties will be assurance-type warranties which will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. Warranty for maintenance service is a distinct service to the customer in addition to the assurance that the product complies with agreed upon specification. Under IFRS15, the Group accounts for a service-type warranty as a separate performance obligation to which the Group allocates a portion of the transaction price. The portion of the consideration allocated to the service-type warranty is initially recorded as a contract liability and recognised as revenue upon the service rendered.

Variable consideration

The Group provides certain customers with retrospective rebates when the quantity of products purchased during the period exceeds a threshold specified in the contract. To estimate the variable considerations for the expected future rebates, the Group applies the most likely amount method for each individual contract. The Group then applies the requirements on constraining estimates of variable consideration and recognizes a refund liability in “Trade and other payables” for the expected future rebates.

The variable consideration is estimated and is constrained to extent that it is likely probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty is subsequently resolved.

Sale of completed development properties

Revenue is recognised when control over the property has been transferred to the customer, either over time or at a point in time, depending on the contractual terms and the practices in the legal jurisdictions.

For development properties whereby the Group is restricted contractually from directing the properties for another use as they are being developed and has an enforceable right to payment for performance completed to date, revenue is recognised over time, based on the construction and other costs incurred to date as a proportion of the estimated total construction and other costs to be incurred.

For development properties whereby the Group does not have an enforceable right to payment for performance completed to date, revenue is recognised when the customer obtains control of the asset.

Rendering of services

Revenue from rendering services relates to project management contracts, and hotel room and restaurant operations. Revenue is recognised over the period in which the services are rendered, by reference to completion of the specific transaction assessed on the basis of the actual service provided as a proportion of the total services to be performed.

Interest income

For all financial instruments measured at amortized cost and interest-bearing financial assets classified as available-for-sale, interest income is recorded using the effective interest rate (“EIR”). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in “Other operating income” in the statement of profit or loss.

Rental income

Rental income arising from operating leases is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature.

Dividends

Dividend income is recognized when the Group’s right to receive the payment is established.

Contract balances

Contract assets

The contract assets are costs which have been capitalized and are directly related to a contract, for which resources were used in satisfying the contract and are expected to be recovered.

Trade receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional. Refer to accounting policies of financial assets in section m) financial instruments.

Contract liability

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognised when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract.

Assets and liabilities arising from rights of return

Refund liabilities

A refund liability is the obligation to refund some or all of the consideration received (or receivable) from the customer and is measured at the amount the Group ultimately expects it will have to return to the customer. The Group updates its estimates of refund liabilities at the end of each reporting period.

(g)	Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

(h)	Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction to goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Sales tax

Revenues, expenses and assets are recognized net of the amount of sales tax, except:

•

When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	When receivables and payables are stated with the amount of sales tax included

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

(i)	Cash dividend and non-cash distribution to equity holders of the parent

The Company recognizes a liability to make cash or non-cash distributions to equity holders of the parent when the distribution is authorized and the distribution is no longer at the discretion of the Company. A distribution is authorized when it is approved by the shareholders. A corresponding amount is recognized directly in equity.

Non-cash distributions are measured at the fair value of the assets to be distributed with fair value measurement recognized directly in equity.

Upon distribution of non-cash asset, any difference between the carrying amount of the liabilities and the carrying amount of the assets distributed is recognized in the statement of profit or loss.

(j)	Property, plant and equipment

Construction in progress is stated at cost, net of accumulated impairment losses, if any. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred. The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met.

Freehold land has an unlimited useful life and therefore is not depreciated. Asset under construction included in property, plant and equipment are not depreciated as these assets are not yet ready for intended use. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

The Group capitalizes interest with respect to major assets under installation or construction based on the weighted average cost of the Group’s general borrowings and actual interest incurred for specific borrowings. Repairs and maintenance of a routine nature are expensed while those that extend the life of assets are capitalized.

Construction in progress represents factories under construction and machinery and equipment pending installation. All direct costs relating to the acquisition or construction of buildings and machinery and equipment, including interest charges on borrowings, are capitalized as construction in progress.

(k)	Investment properties

Investment properties are properties owned by the Group that are held to lease to third parties and earn rentals rather than for use in the production or supply of goods or services, or for administrative purposes, or in the ordinary course of business. Investment properties comprise completed investment properties and properties that are being constructed or developed for future use as investment properties.

Investment properties are initially recognized at cost, including transaction costs and subsequently carried at cost less accumulated depreciation and impairment losses. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of the investment properties. The estimated useful life is 30 years. Depreciation methods, useful lives and residual values of investment properties are reassessed at each reporting date.

Investment properties are derecognized when either they have been disposed of or when they are permanently withdrawn from use and no future economic benefit is expected from its disposal. Any gain or loss on the retirement or disposal of an investment property is recognized in profit or loss in the year of retirement or disposal.

Transfers are made to or from investment property only when there is a change in use.

(l)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Research and development costs

Research costs are expensed as incurred.

Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	Its intention to complete and its ability to use or sell the asset

•	How the asset will generate future economic benefits

•	The availability of resources to complete the asset

•	The ability to measure reliably the expenditure during development

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. Development costs are amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

(m)	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

Financial assets are recognized when, and only when the entity becomes party to the contractual provision of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods and services to a customer, excluding amounts collected on behalf of third party, if the trade receivables do not contain a significant financing component at initial recognition.

Subsequent measurement

Investment in debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are:

(i)	Amortised cost

Financial assets that are held for the collection of contractual cash flows where those cash flows represents solely payment of principal and interest are measured at amortised cost. Financial assets are measured at amortised cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through amortization process.

The Group’s financial assets at amortised cost includes trade and other receivables, and loan to a joint venture.

(ii)	Fair value through other comprehensive income (FVOCI)

Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the asset’s cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains or losses from changes in fair value of the financial assets are recognized in other comprehensive income, except for impairment losses, foreign exchange gains and losses and interest calculated using the effective interest method are recognized in profit or loss. The cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment when the financial asset is de-recognised.

The Group classifies its bill receivables as FVOCI.

(iii)	Fair value through profit or loss

Asset that do not meet the criteria for amortised cost or FVOCI are measured a fair value through profit or loss. A gain or loss on a debt instrument that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss in the period in which it arises.

The Group does not have debt instruments measured at fair value through profit or loss.

Investment in equity instruments

On initial recognition of an investment in equity instrument that is not held for trading, the Group may irrevocably elect to present subsequent changes in fair value in OCI. Dividends from such investments are to be recognized in profit or loss when the Group’s right to receive payments is established. For investments in equity instruments which the Group has not elected to present subsequent changes in fair value in OCI, changes in fair value are recognized in profit or loss.

The Group has designated its remaining 7.7% shareholding interest in Thakral Corporation Ltd (“TCL”) as financial assets at fair value through profit or loss.

Derivatives

Derivatives are initially recognized at fair value on the date a derivative contracts is entered into and are subsequently remeasured to their fair value at the end of each reporting period. Changes in fair value are recognized in profit or loss.

The Group recognized its fair value changes in foreign exchange forward contract through profit or loss.

De-recognition

A financial asset is de-recognised where the contractual right from the asset has expired. On de-recognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in the other comprehensive income is recognized in profit or loss.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss and financial guarantee contracts. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognised in two stages. For credit exposure for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12 month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognised for credit losses expected over the remaining life of the exposure irrespective of timing of the default (a life time ECL).

For trade receivable and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience adjusted for forward looking factors specific to the debtors and the economic environment.

For bill receivables at fair value through OCI, the Group assesses the credit risk of the financial institution, which issue the bills, at every reporting date. The Group evaluates whether the bills are considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort.

The Group considers a financial asset in default when the aging of contract payment are more than 360 days from the invoice date. However, in certain cases the Group may also consider a financial assets to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering contractual cash flow.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading.

Financial liabilities are classified as held for trading if they are incurred for the purpose of selling in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.

Subsequent to initial recognition, financial liability at fair value through profit or loss are measured at fair value. Any gains or losses arising from changes in fair value of the financial liabilities are recognised in profit or loss.

Loans and borrowings and payables

After initial recognition, loans and borrowings and payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

De-recognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(n)	Inventories

Inventories are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials: purchase cost on a weighted average basis

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

(o)	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

Impairment losses, including impairment on inventories, are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

(p)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits, and short-term, highly liquid investments that are readily convertible to known amount of cash and which are subject to an insignificant risk of changes in value.

(q)	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that asset is or those assets are not explicitly specified in an arrangement.

Prepaid operating lease

Prepaid operating lease represents payments made to the PRC land bureau for land use rights, which are charged to expense on a straight-line basis over the respective periods of the rights which are in the range of 15 to 50 years.

Group as a lessee

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the statement of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

(r)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

A qualifying asset is one that necessarily takes a substantial period of time to get ready for its intended use or sale. To the extent that funds are borrowed specifically for the purpose of obtaining the asset, the amount of borrowing costs eligible for capitalization should be determined as the actual borrowing costs incurred less any investment income on the temporary investment of those borrowings. To the extent that funds are borrowed generally and used for the purpose of obtaining the asset, the amount of borrowing costs eligible for capitalization is by applying a capitalization rate to the expenditures on that asset. The capitalization rate should be the weighted average of the borrowing costs applicable to the borrowings of the enterprise that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs capitalized during a period should not exceed the amount of borrowing costs incurred during that period.

(s)	Provisions

General

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Product warranty

The Group recognizes a liability at the time the product is sold, for the estimated future costs relating to the assurance-type warranties, to be incurred under the lower of a warranty period or warranty mileage on various engine models, on which the Group provides free repair and replacement. For on-road applications engines, warranties extend for a duration (generally 12 to 60 months) or mileage (generally 50,000 to 360,000 kilometers), whichever is the lower. For other applications engines, warranties extend for a duration of generally 12 to 28 months or running hours of 1,000 to 3,500 hours, whichever is lower. Provisions for warranty are primarily determined based on historical warranty cost per unit of engines sold adjusted for specific conditions that may arise and the number of engines under warranty at each financial year. If the nature, frequency and average cost of warranty claims change, the accrued liability for product warranty will be adjusted accordingly.

(t)	Pensions and other post-employment benefits

The Group participates in and makes contributions to the national pension schemes as defined by the laws of the countries in which it has operations. The contributions are at a fixed proportion of the basic salary of the staff. Contributions are recognized as compensation expense in the period in which the related services are performed.

(u)	Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized in “staff cost” (Note 8.4), together with a corresponding increase in performance share reserve in equity, over the period in which the performance and/or service conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense had the terms not been modified, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 10).

(v)	Development properties

Development properties are properties acquired or being constructed for sale in the ordinary course of business, rather than to be held for the Group’s own use, rental or capital appreciation.

Development properties are held as other asset and are measured at the lower of cost and net realizable value.

Non-refundable commissions paid to sales or marketing agents on the sale of real estate units are expensed when incurred.

Costs to complete development include cost of land and other direct and related development expenditure, including borrowing costs incurred in developing the properties. Net realizable value of development properties is the estimated selling price in the ordinary course of business, based on market prices at the reporting date and discounted for the time value of money if material, less the estimated costs of completion and the estimated costs necessary to make the sale.

(w)	Segment reporting

For management purposes, the Group is organized into operating segments based on their products and services which are independently managed by the respective segment managers responsible for the performance of the respective segments under their charge. The segment managers report directly to the management of the Company who regularly review the segment results in order to allocate resources to the segments and to assess the segment performance. Additional disclosures on each of these segments are shown in Note 31, including the factors used to identify the reportable segments and the measurement basis of segment information.

2.4	Changes in accounting policies and disclosures

New and amended standards and interpretations

The Group applied for the first time certain new standards or amendments to the standards, which are effective for annual periods beginning on or after January 1, 2018. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

The nature and the impact of each new standard or amendment are described below:

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with its customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue to be recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Group adopted IFRS 15 using the full retrospective method of adoption and applying the following practical expedients in accordance with the transitional provisions in IFRS 15:

•

The Group has not restated contracts that begin and end within the same year or the contracts that were completed as at January 1, 2016. Had the Group elected not to apply this practical expedient the amount of revenue recorded for the prior year would have been lower.

•

For the comparative year ended December 31, 2016, the Group has not disclosed the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the corresponding revenue is expected to be recognized.

The effect of adopting IFRS 15 is, as follows:

Impact on statement of profit or loss (increase/(decrease))

		31.12.2016	31.12.2017
	Adjustment	RMB’000	RMB’000
Revenue from contracts with customers	(a)	(21,645)	(24,623)
Cost of sales	(a)	(29,912)	134,349
Gross profit		8,267	(158,972)
Other income	(b)	—	(115,235)
Selling, general and administrative cost	(a)	(4,087)	(162,998)
Operating profit		12,354	(111,209)
Income tax expense	(b)	—	(25,995)
Profit for the year		12,354	(85,214)
Attributable to:
Equity holders of the parent	(a)&(b)	9,440	(65,113)
Non-controlling interests	(a)&(b)	2,914	(20,101)

Impact on basic and diluted earnings per share (EPS) (increase/(decrease) in EPS)

		31.12.2016	31.12.2017
	Adjustment	RMB	RMB
Earnings per share
Basic	(a)&(b)	0.23	(1.60)
Diluted	(a)&(b)	0.23	(1.60)

Impact on the consolidated statement of financial position (increase/(decrease)):
		1.1.2017	31.12.2017
	Adjustment	RMB’000	RMB’000
Assets
Intangible asset	(b)	(31,704)	—
Investments in associate and joint venture	(b)	(73,061)	—
Deferred tax assets	(b)	(25,995)	—

Total non-current assets		(130,760)	—
Trade and other receivables	(b)	50,000	—

Total current assets		50,000	—

Total assets		(80,760)	—

Equity and liabilities
Contract liabilities	(a)	27,372	34,759

Total non-current liabilities		27,372	34,759
Trade and other payables	(b)	(170,000)	—
Contract liabilities	(a)	63,870	81,105
Provision for product warranty	(a)	(69,844)	(98,492)

Total current liabilities		(175,974)	(17,387)

Total liabilities		(148,602)	17,372
Equity
Retained earnings	(a)&(b)	51,838	(13,275)
Non-controlling interests	(a)&(b)	16,004	(4,097)

Total equity		67,842	(17,372)

Total equity and liabilities		(80,760)	—

Impact on the consolidated statement of cash flows (increase/(decrease)):

		31.12.2016	31.12.2017
	Adjustment	RMB’000	RMB’000
Profit before tax	(a)&(b)	12,354	(111,209)
Adjustments:
Gain on disposal of intangible asset	(b)	—	115,235
Profit before tax after adjustments	(a)&(b)	12,354	4,026
Changes in working capital
Decrease in trade and other receivables	(b)	—	50,000
Increase in trade and other payables and contract liabilities	(a)	(12,354)	(4,026)
Cash flows from operating activities	(a)&(b)	—	50,000
Net cash flows from operating activities	(a)&(b)	—	50,000
Investing activities
Proceeds from disposal of intangible asset	(b)	—	(50,000)
Net cash flows from investing activities	(a)&(b)	—	(50,000)

The change did not have impact on OCI for the period. The cash flows from financing activities were not affected.

The nature of these adjustments are described below:

(a)	Sale of engines with service-type warranties

In addition to assurance-type warranties, the Group provides warranty service to customers after certain on-road mileage or running hours which were previously accounted for as provision for product warranty. Under IFRS 15, such warranties are accounted for as service-type warranties and as separate performance obligations to which the Group allocates a portion of the transaction price. The portion of the transaction price allocated to the service-type warranty is initially recorded as contract liabilities and recognized as revenue upon the service rendered.

Upon adoption of IFRS 15, as at January 1, 2017, the Group recognized contract liabilities (current) of RMB 63.9 million and contract liabilities (non-current) of RMB 27.4 million related to unfulfilled service-type warranties, and decrease in provision for product warranty by RMB 69.8 million, decrease in retained earnings and non-controlling interests by RMB 16.3 million and RMB 5.0 million, respectively.

The statement of financial position as at December 31, 2017 was also restated, resulting in the recognition of contract liabilities (current) of RMB 81.1 million, contract liabilities (non-current) of RMB 34.8, decrease in provision for product warranty by RMB 98.5 million, and decrease in retained earnings and non-controlling interests by RMB 13.3 million and RMB 4.1 million, respectively. The consolidated statement of profit or loss for the financial year ended December 31, 2017 was also restated, resulting in decrease in revenue and selling, general and distribution expenses by RMB 24.6 million and RMB 163.0 million (2016: decrease by RMB 21.6 million and RMB 4.1 million), respectively, and increase in cost of sales by RMB 134.3 million (2016: decrease by RMB 29.9 million).

(b)	Performance obligation

In 2017, the Group transferred the technology know-how for the heavy-duty engine platform to its joint venture company upon completion of all the project milestones and recognized net gain of RMB 115.2 million as other operating income.

With the adoption of IFRS 15, management concluded that the Group has significantly performed its performance obligation in 2015 and accordingly the income of RMB 115.2 million has to be recognized in 2015. Therefore, it resulted a decrease in other operating income of RMB 115.2 million and tax expense of RMB 26.0 million for the financial year ended December 31, 2017, and a corresponding restatement in the consolidated statement of financial position as at January 1, 2017, resulting in decrease in intangible asset by RMB 31.7 million, decrease in investment in associate and joint venture by RMB 73.1 million, decrease in deferred tax assets by RMB 26.0 million, increase in other receivables and prepayment by RMB 50.0 million, decrease in trade and other payables by RMB170.0 million, and increase in retained earnings and non-controlling interests by RMB 68.2 million and RMB 21.1 million, respectively.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The changes arising from the adoption of IFRS 9 had been applied without restating comparative information in the year of initial application. The impact arising from IFRS 9 adoption was included in the opening retained earnings at the date of initial application, January 1, 2018.

Classification and measurement

IFRS 9 requires debt instruments to be measured either amortised cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVPL). Classification of debt instruments depends on the entity’s business model for managing the financial assets and whether the contractual cash flows represent solely payments of principle and interest (SPPI). An entity’s business model is how an entity manages its financial assets in order to generate cash flow and create value for the entity either from collecting contractual cash flow, selling financial assets or both. If a debt instrument is held to collect contractual cash flows, it is measured at authorised cost if it also meets the SPPI requirement.

Debt instrument that meet the SPPI requirement that are held both to collect the assets’ contractual cash flow and to sell the assets are measured at FVOCI. Financial assets are measured at FVPL if they don’t meet the criteria of FVOCI or amortized cost.

The assessment of the business model and whether the financial assets meet the SPPI requirement was made as of January 1, 2018 and then applied retrospectively to those financial assets that were not derecognised before January 1, 2018.

The Group has determined that for its bills receivable, its business model is to hold the debt instrument to collect contractual cash flows and sell, and has accordingly, measured its bills receivables at FVOCI when it applies IFRS 9. As a result of the change in measurement of the Group’s bills receivable previously measured at amortised cost to FVOCI, the carrying value of the bills receivable has decreased by RMB 137.3 million (US$20.5 million) with a corresponding adjustment to fair value reserve as at January 1, 2018.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation does not have any impact on the Group’s consolidated financial statements.

Amendments to IAS 40 Transfers of Investment Property

The amendments clarify when an entity should transfer property, including property under construction or development into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. These amendments do not have any impact on the Group’s consolidated financial statements.

IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met.

The Group’s Equity Incentive Plan is considered an equity-settled share-based payment transactions and all the share options granted under this plan were vested in July 2017. The Group does not elect for retrospective application. Therefore, these amendments do not have any impact on the Group’s consolidated financial statements.

Amendments to IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts

The amendments address concerns arising from implementing the new financial instruments standard, IFRS 9, before implementing IFRS 17 Insurance Contracts, which replaces IFRS 4. The amendments introduce two options for entities issuing insurance contracts: a temporary exemption from applying IFRS 9 and an overlay approach. These amendments are not relevant to the Group.

Annual improvements 2014-2016 cycle

IFRS 1 First-time Adoption of International Financial Reporting Standards - Deletion of short-term exemptions for first-time adopters

Short-term exemptions in paragraphs E3–E7 of IFRS 1 were deleted because they have now served their intended purpose. This amendment is not applicable to the Group.

Amendments to IAS 28 Investments in Associates and Joint Ventures – Clarification that measuring investees at fair value through profit or loss is an investment – by – investment choice

The amendments clarify that an entity that is a venture capital organisation, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. If an entity that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, then it may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which: (a) the investment entity associate or joint venture is initially recognised; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent. These amendments do not have any impact on the Group’s consolidated financial statements.

2.5	Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

Transition to IFRS 16

The Group plans to adopt IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

On the adoption of IFRS16, the Group expects to choose on a lease by leave basis, to measure the right-of-use assets, at either:

(i)	its carrying amount as if IFRS16 had been applied since the commencement date, but discounted using the lessee’s incremental borrowing rate as of January 1, 2019; or

(ii)	an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payment relating to that lease recognised in the balance sheet immediately before January 1, 2019.

In addition, the group plans to elect the following practical expedients:

(i)	not to reassess whether a contract is or contains a lease at the date of initial application and to apply IFRS16 to all contracts that were previously identified as leases

(ii)	to apply the exemption not to recognise right- of- use asset and lease liabilities to leases for which the lease term ends within 12 months as of January 1, 2019

(iii)	to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

The Group has performed a preliminary impact assessment of IFRS 16 based on currently available information. This assessment may be subject to changes arising from ongoing analysis until the Group adopts IFRS 16 in 2019.

i.	Leases in which the Group is a lessee

On the adoption of IFRS16, the Group expects to recognise right-of-use assets of RMB 89.4 million (US$13.4 million) and lease liability of RMB 108.3 million (US$16.2 million), decrease prepayment by RMB 1.9 million (US$0.3 million) and accrued expense by RMB 20.8 million (US$3.1 million) for its leases previously classified as the operating leases as of January 1, 2019.

ii.	Leases in which the Group is a lessor

The Group expects no significant impact for other leases in which the Group is a lessor.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (“IFRS 4”) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)

•	A simplified approach (the premium allocation approach) mainly for short-duration contracts

IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	How an entity considers changes in facts and circumstances

An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed.

The Interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available.

The Group is currently assessing the impact of the interpretation and plans to adopt the interpretation on the required effective date.

Amendments to IFRS 9: Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments should be applied retrospectively and are effective from January 1, 2019, with earlier application permitted. The Group does not plan to early adopt the amendments and does not expect the amendments to have material impact to the Group.

Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively.

The Group does not intend to early adopt the amendments. The Group will perform assessment on the impact once the IASB has decided the effective date of these amendments.

Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

•

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

•

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income.

The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019, with early application permitted. These amendments will apply only to any future plan amendments, curtailments, or settlements of the Group.

Annual improvements 2014-2016 cycle (issued in December 2016)

Amendments to IAS 28: Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognised as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.

The amendments should be applied retrospectively and are effective from January 1, 2019, with early application permitted. Since the Group does not have such long-term interests in its associate and joint venture, the amendments will not have an impact on its consolidated financial statements.

Annual improvements 2015-2017 cycle (issued in December 2017)

IFRS 3 Business Combinations – Previously held Interests in a joint operation

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments will apply on future business combinations of the Group.

IFRS 11 Joint Arrangements – Previously held Interests in a joint operation

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.

An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019 with early application permitted. These amendments are currently not applicable to the Group but may apply to future transactions.

IAS 12 Income Taxes – Income tax consequences of payments on financial instruments classified as equity

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.

The Group does not plan to early adopt the amendments. The Group does not expect the amendments to have material impact to the Group.

IAS 23 Borrowing Costs – Borrowing costs eligible for capitalization

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted.

The Group does not plan to early adopt the amendments. The Group does not expect the amendments to have material impact to the Group.